Label	Element	Value
MFS® Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Absolute Return Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 11 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the fund, MFS (Massachusetts Financial Services Company, the fund’s investment adviser) employs an absolute return investment approach, which means the fund seeks to earn a positive return regardless of market conditions. As a result, if this strategy is successful, it is expected that the fund will outperform the general equity market during periods of flat or negative equity market performance, will underperform during periods of strong positive equity market performance, and will typically produce less volatile returns than the general equity market.

MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of primarily debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund’s exposure to asset classes, markets and currencies.  Derivatives include futures, forward contracts, options, structured securities, and swaps.

The fund’s performance may not be correlated with the performance of the asset classes, markets or currencies represented by the individual investments selected by MFS.

Individual Security Selection:  In selecting direct investments for the fund, MFS normally invests the fund’s assets primarily in debt instruments.

Debt instruments include U.S. Government securities, corporate bonds, foreign government securities, asset-backed securities and other obligations to repay money borrowed.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

While MFS may invest the fund’s assets in debt instruments of any effective maturity, MFS generally focuses on short and intermediate term debt instruments.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate debt instruments may also be considered.

Tactical Asset Allocation Overlay:  MFS employs a top-down tactical asset allocation process to adjust the fund’s exposure to asset classes, markets and currencies based on its assessment of the relative attractiveness of such asset classes, markets and currencies. MFS manages the fund’s exposure to asset classes, markets and currencies primarily through the use of derivative instruments based on its proprietary quantitative models.

In managing the tactical overlay, MFS may increase or decrease the fund’s exposure to asset classes, markets and/or currencies resulting from MFS’ individual security selection based on MFS’ assessment of the risk/return potential of such asset classes, markets and/or currencies.  MFS may also expose the fund to asset classes, markets and/or currencies in which its individual security selection has resulted in no or little exposure (e.g., real estate-related investments, equity securities, inflation-adjusted debt instruments).  After taking into account the tactical overlay, the fund’s exposure to certain asset classes in which its individual security selection has resulted in no or little exposure will normally fall within the following ranges:

Asset Class	Range
U.S. and foreign equity securities	±15%
Inflation-adjusted debt instruments	±10%
Real estate-related investments	± 5%

After taking into account the tactical overlay, the fund’s exposure to the below investment grade quality debt instrument and long term debt instrument asset classes may at times be significant, and the fund may have significant exposure to issuers in a single country, a small number of countries, or a particular geographic region.

MFS may adjust the fund’s net exposure to asset classes, markets and/or currencies by taking net short positions in an asset class, market or currency if MFS believes the risk/return potential of such asset class, market or currency is unattractive.  Alternatively, MFS may cause the fund to take net long positions in an asset class, market or currency if MFS believes such asset class, market or currency appears attractive.

MFS may also use derivatives to seek to limit the fund’s exposure to certain extreme market events.

MFS’ tactical allocation process for the fund will typically make extensive use of derivatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes, markets and currencies, and its adjustments to the fund’s exposure to asset classes, markets, and currencies may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Investment Strategy Risk:  There is no assurance that the fund will earn a positive return over the long term or for any year or period of years.  The fund’s strategy to manage its exposure to asset classes, markets, and currencies may not produce the intended results. In addition, the strategies MFS may implement to limit the fund’s exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund’s returns.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Focus Risk: Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the countries or regions in which the fund’s assets are invested.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trusts (REITs) manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Investments selected using quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total return for the six-month period ended June 30, 2016, was 4.08%. During the period(s) shown in the bar chart, the highest quarterly return was 1.59% (for the calendar quarter ended December 31, 2012) and the lowest quarterly return was (2.06)% (for the calendar quarter ended September 30, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.06%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2015)
MFS® Absolute Return Fund | BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 537
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,032
Annual Return 2012	rr_AnnualReturn2012	2.38%
Annual Return 2013	rr_AnnualReturn2013	(0.33%)
Annual Return 2014	rr_AnnualReturn2014	(2.09%)
Annual Return 2015	rr_AnnualReturn2015	(3.06%)
Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(7.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(7.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)
MFS® Absolute Return Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(4.06%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)
MFS® Absolute Return Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 593
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,291
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	653
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,140
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,291
Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(7.68%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	653
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,140
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,482
Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(4.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,396
Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(2.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,482
Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(3.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,954
Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(3.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	751
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,679
Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(3.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,396
Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(2.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
MFS® Absolute Return Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,339
Label	rr_AverageAnnualReturnLabel	R6 Shares Returns Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(2.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.15% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.90% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.90% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.40% of the class' average daily net assets annually for Class R2 shares, and 0.85% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2017.